Offerings - Offering: 1	Mar. 03, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.00001 par value per share
Amount Registered | shares	7,342,154
Proposed Maximum Offering Price per Unit	11.44
Maximum Aggregate Offering Price	$ 83,994,241.76
Fee Rate	0.01531%
Amount of Registration Fee	$ 12,859.52
Offering Note

(1)	In accordance with Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall be deemed to cover any additional shares of the Registrant’s Class A Common Stock, $0.00001 par value per share (“Class A Common Stock”), that may from time to time be offered or issued under the Registrant’s 2021 Stock Option and Incentive Plan to prevent dilution resulting from stock splits, stock dividends, recapitalizations or similar transactions that increase the number of outstanding shares of Class A Common Stock. Pursuant to Rule 416(c) under the Securities Act, this registration statement shall also cover an indeterminate amount of interests to be offered or sold pursuant to the Registrant’s 2021 Stock Option and Incentive Plan.
(2)	The proposed maximum offering price per unit of $11.44 is estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act, and is based upon the average of the high and low prices of the Registrant’s Class A Common Stock as reported on the New York Stock Exchange on February 28, 2025.
(3)	Represents 7,342,154 additional shares of Class A Common Stock available for issuance under the Registrant’s 2021 Stock Option and Incentive Plan, as a result of an automatic annual increase provision therein, effective as of January 1, 2025. Shares available for issuance under the 2021 Stock Option and Incentive Plan were previously registered on registration statements on Form S-8 filed with the Securities and Exchange Commission on March 25, 2021, File No. 333-254724, March 15, 2023, File No. 333-270575 and March 7, 2024, File No. 333-277749.